Schedule of Investments
May 31, 2025 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.41%

Aerospace/Aircrafts/Defense - 3.19%
The Boeing Co. (2)	1,000	207,320
RTX Corp.	19,322	2,637,067

		2,844,387
Auto Manufacturers - 0.11%
Tesla, Inc. (2)	271	93,891

Auto Parts-Retail/Wholesale - 1.73%
Genuine Parts Co.	12,198	1,543,291

Banks - 4.91%
Bank of America Corp.	41,138	1,815,420
Truist Financial Corp.	18,835	743,983
The PNC Financial Services Group, Inc.	1,937	336,670
US Bancorp	34,054	1,484,414

		4,380,486
Beverages - 2.05%
The Coca-Cola Co.	15,996	1,153,312
PepsiCo, Inc.	5,178	680,648

		1,833,960

Cable & Other Pay Television Services - 1.60%
Comcast Corp., Class A	41,216	1,424,837

Chemicals-Diversified - 2.26%
RPM International, Inc.	17,734	2,018,839

Commercial Services - 1.96%
Ecolab, Inc.	6,587	1,749,639

Communications Equipment - 2.36%
Qualcomm, Inc. (2)	14,528	2,109,466

Consumer Electronics - 0.54%
Apple, Inc.	2,415	485,053

Containers-Paper/Plastic - 1.09%
Amcor PLC (Jersey)	107,284	977,357

Cosmetics & Personal Care - 1.49%
Colgate-Palmolive Co.	14,267	1,325,975

Discount Stores - 0.57%
Target Corp.	2,950	277,330
Wal-Mart Stores, Inc.	2,308	227,846

		505,175

Diversified Operations - 2.30%
Corning, Inc.	41,357	2,050,894

Electronic Equipment - 3.22%
Carrier Global Corp.	12,252	872,342
Emerson Electric Co.	16,769	2,001,883

		2,874,226

Financial Services - 4.06%
American Express Co.	4,714	1,386,152
Paychex, Inc.	14,159	2,235,848

		3,621,999

Food-Misc Preparation - 1.96%
General Mills, Inc.	14,873	807,009
Hormel Foods Corp.	30,882	947,460

		1,754,469
Guided Missiles & Space Vehicles & Parts - 1.03%
Lockheed Martin Corp.	1,903	917,969

Healthcare - 1.80%
AbbVie, Inc.	8,658	1,611,340

Insurance-Life/Property/Casual - 5.16%
AFLAC, Inc.	16,727	1,731,914
The Travelers Companies, Inc.	10,433	2,876,378

		4,608,292

Machinery-Const./Mining/Farming - 4.60%
Caterpillar, Inc.	6,688	2,327,625
Deere & Co.	3,511	1,777,479

		4,105,104
Machinery-Electrical Equipment - 3.27%
Dover Corp.	9,387	1,668,539
Tennant Co.	16,829	1,252,414

		2,920,953
Manufacturing - 2.00%
Illinois Tool Works, Inc.	7,274	1,782,712

Materials - 0.87%
Nucor Corp.	7,092	775,581

Media & Entertainment - 0.07%
Meta Platforms, Inc. Class A	100	64,749

Medical Instruments/Products - 1.14%
Medtronic PLC (Ireland)	12,273	1,018,414

Medical/Dental-Supplies - 1.62%
Becton Dickinson & Co.	8,358	1,442,507

Medical Drugs - 4.31%
Abbott Laboratories	13,389	1,788,503
Johnson & Johnson	7,289	1,131,326
Merck & Co., Inc.	12,074	927,766

		3,847,594
National Commercial Banks - 1.53%
JPMorgan Chase & Co.	5,182	1,368,048

Paper & Paper Products - 1.70%
Kimberly Clark Corp.	10,531	1,513,937

Petroleum Refining - 3.25%
Enterprise Products Partners LP (2)	35,566	1,096,144
Exxon Mobil Corp.	17,660	1,806,618

		2,902,762

Refuse Systems - 2.84%
Waste Management, Inc.	10,510	2,532,595

Retail-Catalog & Mail Order Houses - 1.73%
Amazon.com, Inc. (2)	7,527	1,543,110

Retail-Food & Restaurant - 1.86%
Yum! Brands, Inc.	11,557	1,663,515

Retail-Variety Stores - 1.64%
Costco Wholesale Corp.	1,410	1,466,654

Retail/Wholesale-Building Products - 1.83%
The Home Depot, Inc.	4,436	1,633,734

Semiconductors - 1.82%
NVIDIA Corp.	3,779	510,656
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	2,313	447,149
Texas Instruments, Inc.	3,627	663,197

		1,621,002

Services-Computer Programming, Data Processing, Etc. - 2.68%
Alphabet, Inc Class A	13,925	2,391,480

Services-Prepackaged Software - 3.17%
Microsoft Corp.	6,154	2,833,055

Shoes & Related Apparel - 0.41%
Nike, Inc. Class B	6,011	364,206

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.54%
The Procter & Gamble Co.	8,101	1,376,279

Telecommunications Services - 0.98%
Cisco Systems, Inc.	13,933	878,336

Transportation-Railroads - 2.26%
Union Pacific Corp.	9,111	2,019,544

Utility-Electric - 4.27%
Duke Energy Corp.	15,096	1,777,101
NextEra Energy, Inc.	28,761	2,031,677

		3,808,778
Utility-Gas Distribution - 1.84%
National Fuel Gas Co.	19,854	1,638,749

Utility-Water - 1.83%
Essential Utilities, Inc.	42,321	1,630,628

Total Common Stock	(Cost $ 35,650,595)	87,875,571

Real Estate Investment Trust - 0.87%

Simon Property Group, Inc.	4,764	776,865

Total Real Estate Investment Trust	(Cost $ 549,603)	776,865

Money Market Registered Investment Companies - 0.57%

Fidelity Investments Treasury Portfolio - 3.93% (3)	508,844	508,844

Total Money Market Registered Investment Companies	(Cost $ 508,844)	508,844

Total Investments - 99.85%	(Cost $ 37,478,011)	89,161,280

Other Liabilities Less Assets - 0.15%		129,827

Total Net Assets - 100.00%		89,291,107

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$89,161,280	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$89,161,280	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 30, 2025.